SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Receivables [Abstract]
Accounts receivable from third-party customers	$ 1,656,041	$ 2,393,598
Less: allowance for doubtful accounts	(6,872)	(26,272)
Total accounts receivable from third-party customers, net	1,649,169	2,367,326
Add: accounts receivable - related parties	1,094,855	515,193
Total accounts receivable, net	$ 2,744,024	$ 2,882,519